Post-retirement benefits - Movement in and components of scheme obligations (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 USD ($)
Movement
End of year	$ 13,870
Obligations of plans	(13,870)
Scheme obligations
Movement
Beginning of year	12,412	$ 11,365
Current service cost	(104)	(87)
Past service (cost)/credit	29	34
Participant contributions	(4)	(2)
Benefits paid	532	512
Interest expense on post-retirement scheme obligations	(206)	(289)
Actuarial (losses) on defined benefit obligation	(928)	(1,060)
Exchange and other adjustments	(777)	(155)
End of year	13,870	12,412
Obligations of plans	(13,870)	(12,412)
Pension schemes
Movement
Beginning of year	12,412
End of year	13,870	12,412
Obligations of plans	(13,870)	(12,412)
Pension schemes | Funded - pension schemes
Movement
Beginning of year	11,532
End of year	12,868	11,532
Obligations of plans	(12,868)	(11,532)
Pension schemes | Funded - post-retirement healthcare
Movement
Beginning of year	216
End of year	169	216
Obligations of plans	(169)	(216)
Pension schemes | Unfunded - pension schemes
Movement
Beginning of year	628
End of year	793	628
Obligations of plans	(793)	(628)
Pension schemes | Unfunded - post-retirement healthcare
Movement
Beginning of year	36
End of year	40	36
Obligations of plans	(40)	(36)
Pension schemes | UK defined benefit plans
Movement
Beginning of year	7,580
End of year	8,425	7,580
Obligations of plans	(8,425)	(7,580)	£ (5,991)	$ (8,012)
Pension schemes | UK defined benefit plans | Scheme obligations
Movement
Beginning of year	7,580	7,052
Current service cost	(18)	(18)
Past service (cost)/credit	(9)	34
Participant contributions	(2)	(2)
Benefits paid	323	315
Interest expense on post-retirement scheme obligations	(130)	(186)
Actuarial (losses) on defined benefit obligation	(637)	(435)
Exchange and other adjustments	(372)	(236)
End of year	8,425	7,580
Obligations of plans	(8,425)	(7,580)
Pension schemes | UK defined benefit plans | Funded - pension schemes
Movement
Beginning of year	7,561
End of year	8,405	7,561
Obligations of plans	(8,405)	(7,561)
Pension schemes | UK defined benefit plans | Unfunded - post-retirement healthcare
Movement
Beginning of year	19
End of year	20	19
Obligations of plans	(20)	(19)
Pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	1,080
End of year	1,319	1,080
Obligations of plans	(1,319)	(1,080)
Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Movement
Beginning of year	1,080	978
Current service cost	(26)	(21)
Past service (cost)/credit	(24)	3
Participant contributions	(2)
Benefits paid	27	29
Interest expense on post-retirement scheme obligations	(10)	(15)
Actuarial (losses) on defined benefit obligation	(96)	(106)
Exchange and other adjustments	(108)	8
End of year	1,319	1,080
Obligations of plans	(1,319)	(1,080)
Pension schemes | Rest of Group defined benefit plans | Funded - pension schemes
Movement
Beginning of year	531
End of year	603	531
Obligations of plans	(603)	(531)
Pension schemes | Rest of Group defined benefit plans | Unfunded - pension schemes
Movement
Beginning of year	532
End of year	696	532
Obligations of plans	(696)	(532)
Pension schemes | Rest of Group defined benefit plans | Unfunded - post-retirement healthcare
Movement
Beginning of year	17
End of year	20	17
Obligations of plans	(20)	(17)
US | Pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	1,592
End of year	1,601	1,592
Obligations of plans	(1,601)	(1,592)
US | Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Movement
Beginning of year	1,592	1,463
Current service cost	(1)	(4)
Past service (cost)/credit	64
Benefits paid	135	121
Interest expense on post-retirement scheme obligations	(40)	(55)
Actuarial (losses) on defined benefit obligation	(167)	(191)
End of year	1,601	1,592
Obligations of plans	(1,601)	(1,592)
US | Pension schemes | Rest of Group defined benefit plans | Funded - pension schemes
Movement
Beginning of year	1,280
End of year	1,335	1,280
Obligations of plans	(1,335)	(1,280)
US | Pension schemes | Rest of Group defined benefit plans | Funded - post-retirement healthcare
Movement
Beginning of year	216
End of year	169	216
Obligations of plans	(169)	(216)
US | Pension schemes | Rest of Group defined benefit plans | Unfunded - pension schemes
Movement
Beginning of year	96
End of year	97	96
Obligations of plans	(97)	(96)
SWEDEN | Pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	2,160
End of year	2,525	2,160
Obligations of plans	(2,525)	(2,160)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Movement
Beginning of year	2,160	1,872
Current service cost	(59)	(44)
Past service (cost)/credit	(2)	(3)
Benefits paid	47	47
Interest expense on post-retirement scheme obligations	(26)	(33)
Actuarial (losses) on defined benefit obligation	(28)	(328)
Exchange and other adjustments	(297)	73
End of year	2,525	2,160
Obligations of plans	(2,525)	(2,160)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Funded - pension schemes
Movement
Beginning of year	2,160
End of year	2,525	2,160
Obligations of plans	$ (2,525)	$ (2,160)